REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	¥ 26,472,943,454	$ 4,068,816,909	¥ 21,400,638,092	¥ 15,454,374,366
Sales of solar modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues	25,656,934,835		20,825,750,050	15,086,256,789
Sales of silicon wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues	455,695,782		136,079,690	138,293,365
Sales of solar cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues	346,069,432		155,016,285	215,048,296
Sales of recovered silicon materials [Member]
Operating Revenue By Product Type [Line Items]
Revenues	0		860,047	5,201,794
Solar system integration projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	0		269,661,653	0
Revenue from generated electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 14,243,405		¥ 13,270,367	¥ 9,574,122